Contractual Commitments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Contractual Commitments
34. CONTRACTUAL COMMITMENTS
34.a) Exploitation concessions, transport concessions and exploration permits
In fiscal year ended December 31, 2023, the Group obtained exploitation concessions, transport concessions and exploration permits which include commitments to make certain investments and expenditures and to maintain activity levels. In addition, extensions of certain concessions and permits were obtained, and certain areas were reversed. The most relevant agreements, concessions and permits that took place in the year ended December 31, 2023 are described below:

•	Exploration and Exploitation Agreement Off-5 Block (Uruguay)
On December 12, 2023 YPF and the Administración Nacional de Combustibles, Alcohol y Portland (“ANCAP”) executed a contract for the granting of hydrocarbon exploration and exploitation areas in off-shore areas located in Uruguay, under which YPF, through its controlled company Miwen S.A., acquired the 100% share in the Off-5 Block. The contract term is 30 years, including an exploration and exploitation period, which may be extended for up to a maximum term of 10 years.

•	Exploration permit El Campamento Este Block
On October 12, 2023, by Decree No. 1,207/2023 issued by the Province of Santa Cruz, YPF was awarded an unconventional hydrocarbon exploration permit in the El Campamento Este Block for a term of 4 years for the first exploratory period, YPF’s main interest being the Palermo Aike geological formation.

•	Exploration permit La Azucena Block
On October 10, 2023, by Decree No. 1,182/2023 issued by the Province of Santa Cruz, YPF was awarded an unconventional hydrocarbon exploration permit in the La Azucena Block for a term of 4 years for the first exploratory period, YPF’s main interest being the Palermo Aike geological formation.

•	Fracción II - El Cerrito Block Agreement
On August 1, 2023, YPF and Compañía General de Combustibles S.A. (“CGC”) executed a framework agreement for the joint drilling and completion of the first exploratory well in the Palermo Aike formation in the Cañadón Deus area within the Hydrocarbon Unconventional Exploitation Concession Fracción II - El Cerrito, located in the Province of Santa Cruz.

•	Transport concession for the Vaca Muerta Norte oil pipeline
On February 9, 2023, through Decree No. 299/2023 issued by the Province of Neuquén, YPF was granted an oil transport concession associated with the Hydrocarbon Unconventional Exploitation Concession of the La Amarga Chica Block, which includes the construction of an oil pipeline from such Block to the Puesto Hernández Block for the supply of Luján de Cuyo Refinery and the export of crude oil to Chile for the remaining term of the exploitation concession abovementioned. As of the date of issuance of these consolidated financial statements, the assignment by YPF to other companies of its 24.8% interest in this transportation concession is pending approval by the Province of Neuquén.

•	Aguaragüe JA Concession
On February 3, 2023, YPF signed a Memorandum of Agreement with the Province of Salta under which, among other conditions: (i) the terms of the exploitation concessions of the areas Sierras de Aguaragüe, Campo Durán - Madrejones, Río Pescado and San Antonio Sur were extended for 10 years from the expiration date of their original terms; (ii) the La Bolsa area was reverted from the date of the concession’s expiration; and (iii) investments of up to 14.2 were committed. On August 24, 2023, Decree No. 543/2023 of the Province of Salta was published, approving the Memorandum of Agreement.

•	Letter of intent with the Province of Mendoza
On July 26, 2021, YPF signed a Letter of Intent with the Province of Mendoza, whereby, among other things, the parties, subject to the compliance of certain conditions and obtaining the respective approvals, agreed as follows: (i) to migrate production from secondary to tertiary recovery in certain areas owned by YPF; (ii) the Province will proceed to grant a royalty rate reduction, applicable to hydrocarbons produced by tertiary recovery wells; (iii) in 2022, YPF will start drilling 2 pilot wells in certain areas of its property for the purpose of exploring the Vaca Muerta formation and verifying its technical and economic potential; and (iv) the reversion of Loma de La Mina and Puesto Molina Norte areas, from the date of the expiration of the concessions.
On August 12, 2021, the Letter of Intent was ratified by Decree No. 1,117/2021 of the Province of Mendoza.
On January 4, 2022, YPF was notified of Administrative Decision No. 01/2022, whereby the Province of Mendoza approved the reversion of Loma de La Mina area and its transfer to a new operator.
On June 22, 2023, YPF was notified of Administrative Decision No. 17/2023, whereby the Province of Mendoza approved the reversion of the Puesto Molina Norte Block.

•	Offshore exploration permit CAN 102
On March 7, 2023, by SE Resolution No. 123/2023 Equinor Argentina AS (Argentina Branch) and YPF obtained a new 1-year extension of the first exploratory period of the exploration permit of the CAN 102 Block, extending the expiration of the exploration permit until November 2025.

•	Exploration agreement in the Charagua block (Bolivia)
On July 26, 2017, the agreement with Yacimientos Petrolíferos Fiscales Bolivianos (“YPFB”) to begin exploration work in the Charagua block in Bolivia, originally signed in January of 2017, was notarized. Moreover, the plan for exploration and exploitation activities in Bolivian territory was presented.
In October 2017, an agreement was reached regarding the terms for the assignment to YPFB Chaco S.A. of 40% on the Services Contract subscribed with YPFB for the exploration of the Charagua block. Moreover, the assignment agreement was executed on January 25, 2018.
On May 25, 2021, Law No. 1,376 was enacted, which approved the amendment to the Oil Services Contract for the exploration and exploitation of the Charagua block executed by YPF E&P and YPFB, whereby YPF E&P assigned 40% of its whole interest and rights and duties under said Agreement to YPFB Chaco S.A. On August 16, 2021 this amendment process was formally completed by the notarization of the contract.
Should the expected commercial discovery be made, a Mixed Economy Company will be created by YPFB, YPF E&P (indirect subsidiary of YPF) and YPFB Chaco S.A., with an interest of 51%, 29.4% and 19.6%, respectively.
In 2020, the suspension of the deadlines of the first exploratory period was requested due to the COVID-19 health emergency, which was approved by YPFB on January 4, 2021 under DEEA Resolution No. 001-2021; extending the expiration of the term to May 26, 2021.

Besides, and given the continuing health emergency caused by the COVID-19 pandemic which caused the suspension of the deadlines of the exploratory period due to a force majeure event, the first phase of the exploratory term was extended to June 4, 2021. The second phase of the exploratory period ended on November 3, 2023, and the third phase is currently underway.
34.b) Investment agreements and commitments, and assignments
The Group has executed investment agreements and commitments, and assignments. The main characteristics of the most relevant agreements and assignments executed in fiscal years ended December 31, 2023, 2022 and 2021 are outlined below.

•	Assignment agreement of CAN 100 exploration permit (offshore) - Block E-1 Reconversion
On October 8, 2019, YPF and Equinor Argentina BV (Sucursal Argentina) executed an agreement whereby Equinor Argentina BV (Sucursal Argentina) would acquire a 50% interest in the CAN 100 area, while YPF kept a 50% interest in such area. The Agreement would become effective subject to certain conditions precedent.
On April 16, 2020, having met the conditions agreed in the assignment agreement, including the approval of the assignment pursuant to article 72 of the Hydrocarbons Law by the SE, which was granted under Resolution No. 55/2020, the transaction was settled, and therefore YPF assigned its 50% interest in the area and the operation to Equinor Argentina BV (Sucursal Argentina). On April 22, 2020, YPF received 22.
On January 14, 2021, YPF and Shell Argentina and Equinor Argentina BV (Sucursal Argentina) and Shell Argentina executed both agreements whereby YPF and Equinor Argentina BV (Sucursal Argentina) transferred to Shell Argentina a 15% interest in the area CAN 100, respectively, and YPF kept a 35% interest in such area. The effectiveness of these agreements was subject to certain conditions precedent, including the approval of the assignments by the SE, which was authorized on April 23, 2012. This assignment required the payment by Shell Argentina to YPF of the outstanding price of 5. Besides, on December 14, 2021, Shell Argentina paid YPF an additional amount of 5 given the compliance with certain conditions under the assignment agreement.

•	Agreements for the development of the Chihuído de la Sierra Negra Sudeste - Narambuena area
In April 2014, YPF and subsidiaries of Chevron Corporation (hereinafter “Chevron”) signed an investment project agreement for the joint exploration of unconventional hydrocarbons in the Province of Neuquén, within the area known as Chihuido de la Sierra Negra Sudeste – Narambuena. The investment will be undertaken exclusively by, and at the sole risk of, Chevron. The investment was disbursed in two stages and there may be a third stage to be agreed in the future based on the results obtained from the exploration of the area.
To this end, the Company and Chevron executed the necessary agreements to implement the assignment to Compañía de Desarrollo No Convencional S.R.L (“CDNC”) of (i) a 50% share in the Narambuena Exploration Project area and (ii) a 7% legal interest in the Chihuido de la Sierra Negra Exploitation Concession in the provinces of Neuquén and Mendoza. However, Chevron’s contractual rights are limited to the Narambuena area, as YPF will hold 100% ownership of the conventional production and reserves outside the project area and Desfiladero Bayo area. In 2008, the concession of the Narambuena area was extended until November 14, 2027.
Stage I was completed in 2018 and Stage II began in April 2018, which was completed in April 2021, with total contributions from the CDNC for Stage I and II amounting to
 114.4.
In January 2022, Chevron ratified its decision to exercise the option to begin Stage III of the unconventional investment project in Narambuena area.

34.c) Contractual commitments
The Group has signed contracts under which it has agreed to buy certain products and services, and to sell natural gas, liquefied petroleum gas and other products. Some of the mentioned contracts include penalty clauses establishing compensations for the breach of the obligation to receive, deliver or transport the product subject-matter of the contract. The anticipated estimated losses for contracts in progress, if any, considering the compensations mentioned above, have been charged to net profit or loss for the year or period in which they were identified.
The Group has renegotiated certain natural gas export contracts that were affected for regulatory reasons by interruptible and firm natural gas supply contracts in compliance with the natural gas export regulations effective in Argentina at each given time. As of the date of issuance of these financial statements, the Group is performing the activities in compliance with the commitments agreed above. Should the Group fail to comply with those agreements, we could be subject to significant claims, subject to the defenses that the Group might have.
As of December 31, 2023, the exploratory and investment commitments and expenses until the completion of the most significant exploration permits and exploitation concessions amount to 3,241.
34.d) Agreement between Exmar Energy Netherlands B.V., Exmar Argentina S.A.U. and Exmar N.V.
On October 19, 2020, the settlement agreement between YPF and the companies Exmar Energy Netherlands B.V., Exmar Argentina S.A.U. and Exmar N.V. became effective, under which, without recognizing any facts or rights, it was decided to terminate the liquefaction barge charter agreement and the liquefaction services agreement of the Tango FLNG liquefaction barge executed on November 20, 2018, and the termination of the arbitration claims initiated by Exmar Energy Netherlands B.V. and Exmar Argentina S.A.U. against YPF on July 15, 2020 before the London Court of International Arbitration (“LCIA”), and therefore, these companies have no further claims against YPF. As of December 31, 2022, the Company paid a total amount of 150 for said agreement, which included an initial payment of 22 and 18 monthly installments recognized in “Other liability” in the statement of financial position, which were secured.
34.e) Granted guarantees
As of December 31, 2023, the Group issued bank guarantees for an amount of 10. YPF assumed other commitments for an amount of 84 in relation to compliance with obligations of its subsidiaries and joint ventures.
YPF opened a reserve and payment account in New York for holders of Class XVI NO, whose balance as of December 31, 2023, 2022 and 2021 is 138 (of which there was an outstanding amount of 40 to reach the total amount of 178), 160 (of which there was an outstanding amount of 25 to reach the total amount of 185) and 19, respectively, representing 125% of the debt services of NO to be paid over the next 6 months, in line with existing foreign exchange regulations.